Short-Term Investments - Summary of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Short-term investments	$ 117,249	$ 129,586
Money market deposits
Schedule of Investments [Line Items]
Short-term investments	0	87,468
Commercial paper
Schedule of Investments [Line Items]
Short-term investments	0	22,459
Loans receivable
Schedule of Investments [Line Items]
Short-term investments	0	19,659
Marketable equity securities
Schedule of Investments [Line Items]
Short-term investments	$ 117,249	$ 0